Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 12—Subsequent Events

The Company evaluated subsequent events through the date that these unaudited consolidated financial statements were issued. There were no subsequent events requiring disclosure other than those below.

Quarterly Dividend. On November 6, 2013, the Company announced that its Board of Directors declared a regular quarterly dividend of $0.10 per share to be paid on December 6, 2013 to stockholders of record at the close of business on November 18, 2013. Cash payments related to this dividend are expected to total approximately $8.2 million.

Note 22—Subsequent Events

The Company evaluated subsequent events through the date that these audited financial statements were issued. There were no additional subsequent events requiring disclosure, other than the disclosure below.

Sense. On January 1, 2013, Sense Software International Corp. and EVERTEC Group entered into a Plan of Liquidation and Dissolution (the “Plan”). As a result of this Plan, Sense’s assets and liabilities were transferred to EVERTEC Group.